Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 15, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 15, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

Bond & Mortgage Securities Fund (Prospectus Summary): | Bond & Mortgage Securities Fund
BOND & MORTGAGE SECURITIES FUND

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:

The Fund may utilize derivative strategies for hedging or managing fixed income exposure. Specifically, the

Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Bond & Mortgage Securities Fund (Prospectus Summary): | Bond & Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund may utilize derivative strategies for hedging or managing fixed income exposure. Specifically, the

Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.

Bond & Mortgage Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSIX

International Emerging Markets Fund (Prospectus Summary): | International Emerging Markets Fund
INTERNATIONAL EMERGING MARKETS FUND

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the paragraph that begins ���Here, "emerging market country" means any country which is considered��� and substitute:

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody���s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
International Emerging Markets Fund (Prospectus Summary): | International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the paragraph that begins ���Here, "emerging market country" means any country which is considered��� and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody���s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund will invest in equity securities of small, medium, and large capitalization companies.

International Emerging Markets Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEIX

MidCap Blend Fund (Prospectus Summary): | MidCap Blend Fund
MIDCAP BLEND FUND

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

At the end of the first paragraph of the Principal Investment Strategies section, add the following:
The Fund may invest in foreign securities.
Add the following to the list of Principal Risks :

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
MidCap Blend Fund (Prospectus Summary): | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	At the end of the first paragraph of the Principal Investment Strategies section, add the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may invest in foreign securities.
Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

MidCap Blend Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBIX

Short-Term Income Fund (Prospectus Summary): | Short-Term Income Fund
SHORT-TERM INCOME FUND

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:

The Fund's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Add the following to the list of Principal Risks :
Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Short-Term Income Fund (Prospectus Summary): | Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock	Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.
Short-Term Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHIX